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            SELECT DIMENSIONS (SERIES II AND SERIES IIR)
                      SEPARATE ACCOUNT THREE
            HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

                         EFFECTIVE DATE
RATINGS AGENCY             OF RATING           RATING       BASIS OF RATING
Fitch                        9/19/02             AA       Claims paying ability

    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3974
333-69491